Assets Acquired and Liabilities Assumed (Detail) (USD $) In Millions, unless otherwise specified	Mar. 31, 2013		Dec. 31, 2012		Dec. 31, 2011	Dec. 31, 2010	Jan. 31, 2011 King Animal Health (KAH)
Business Acquisition [Line Items]
Working capital deficit, excluding inventories							$ (11)	[1]
Inventories							104
Property, plant and equipment							94
Identifiable intangible assets							130
Net tax accounts							(10)
All other noncurrent assets and liabilities, net							(7)
Total identifiable net assets							300
Goodwill	985	[2],[3]	985	[2]	989	934	45	[4]
Net assets acquired/total consideration transferred							$ 345

[1]	Includes accounts receivable, other current assets, accounts payable and other current liabilities.
[2]	The condensed consolidated balance sheet as of March 31, 2013 has been prepared under a different basis of presentation than the condensed combined balance sheet as of December 31, 2012, which significantly impacts comparability. See Note 3. Basis of Presentation.
[3]	There were no changes in goodwill during the three months ended March 31, 2013.
[4]	Goodwill recognized as of the acquisition date was attributable to all four of our geographic area operating segments. See Note 12A. Goodwill and Other Intangible Assets-Goodwill for additional information.